UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  ---------------
This Amendment (Check only one.):   [  ] is a restatement.

                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Taliesin Capital Management LLC
Address:      885 Third Avenue
              Suite 2740
              New York, NY  10022

Form 13F File Number:  28-11234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Elliot N. Konopko
Title:        Managing Member
Phone:        212-303-3575

Signature, Place, and Date of Signing:

/s/ Elliot N. Konopko               New York, NY              November 14, 2005
-------------------------           -------------             -----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     16
                                                    ----------
Form 13F Information Table Value Total:             $   63,490
                                                    ----------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                               Taliesin Capital Management LLC
                                                            Form 13F
                                               Quarter Ended September 30, 2005


NAME               TITLE                                                                                     VOTING AUTHORITY
OF                 OF                    VALUE        SHRS OR     SH/     PUT/  INVESTMENT  OTHER            ----------------
ISSUER             CLASS    CUSIP      (X $1,000)     PRN AM      PRN     CALL  DISCRETION  MANAGERS    SOLE      SHARED       NONE
------             ------   -----      ---------      -------     ---     ----  ----------  --------    ----      ------       ----
-----------------------------------------------------------------------------------------------------------------------------------
ARGOSY GAMING CO   COM      040228108  $    9,083      193,300    SH               Sole                193,300
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL            COM SH
AUTOMOTIVE REIT    BEN INT  139733109  $      825       21,300    SH               Sole                 21,300
-----------------------------------------------------------------------------------------------------------------------------------
CITIZENS
COMMUNICATIONS CO  COM      17453B101  $       95        7,000    SH               Sole                  7,000
-----------------------------------------------------------------------------------------------------------------------------------
EYETECH
PHARMACEUTICALS
INC                COM      302297106  $    5,388      300,000    SH               Sole                300,000
-----------------------------------------------------------------------------------------------------------------------------------
GILLETTE COMPANY   COM      375766102  $    5,820      100,000    SH               Sole                100,000
-----------------------------------------------------------------------------------------------------------------------------------
GUIDANT
CORPORATION        COM      401698105  $    1,929       28,000    SH               Sole                 28,000
-----------------------------------------------------------------------------------------------------------------------------------
HIBERNIA CORP      CL A     428656102  $    3,004      100,000    SH               Sole                100,000
-----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP          COM      55262L100  $    3,080      125,000    SH               Sole                125,000
-----------------------------------------------------------------------------------------------------------------------------------
NEIMAN MARCUS
GROUP INC          CL A     640204202  $    7,136       71,400    SH               Sole                 71,400
-----------------------------------------------------------------------------------------------------------------------------------
NEIMAN MARCUS
GROUP INC          CL B     640204301  $    6,000       60,100    SH               Sole                 60,100
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL
CORP               COM      74406A102  $    5,304      300,000    SH               Sole                300,000
-----------------------------------------------------------------------------------------------------------------------------------
RENAL CARE
GROUP INC          COM      759930100  $      852       18,000    SH               Sole                 18,000
-----------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY
INC                COM      807863105  $    9,034      185,200    SH               Sole                185,200
-----------------------------------------------------------------------------------------------------------------------------------
SPINNAKER EXPL CO  COM      84855W109  $    3,817       59,000    SH               Sole                 59,000
-----------------------------------------------------------------------------------------------------------------------------------
TBC CORP NEW       COM      872183108  $    1,656       48,000    SH               Sole                 48,000
-----------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL
INC                COM      87956T107  $      467       20,350    SH               Sole                 20,350
-----------------------------------------------------------------------------------------------------------------------------------


REPORT SUMMARY:  16 DATA RECORDS       $   63,490 FMV (in thousands)



                               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED